Subsequent Events Subsequent Events (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2013 Total Leverage Ratio [Member]	Dec. 31, 2013 Senior Secured Leverage Ratio [Member]	Jul. 01, 2014 Scenario, Forecast [Member]	Jun. 30, 2014 Scenario, Forecast [Member]	Mar. 31, 2014 Scenario, Forecast [Member]	Feb. 28, 2014 Scenario, Forecast [Member] Total Leverage Ratio [Member]	Feb. 28, 2014 Scenario, Forecast [Member] Senior Secured Leverage Ratio [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Covenant Ratio				5.4	3.06				5.85	3.40
Borrowing Base Multiplier	3.75							4.00
Line of Credit Facility, Current Borrowing Capacity	$ 380,000,000	$ 820,000,000	$ 675,000,000				$ 330,000,000
Subordinated Long-term Debt, Noncurrent	$ 51,120,000	$ 51,120,000				$ 51,100,000